Business Combinations (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

	Motley	Tecton	Red Bone
Accounts receivable-trade	$23.2	$2.1	$7.2
Inventories	-	-	2.7
Other current and non-current assets	9.4	0.2	-
Property and equipment	56.3	2.8	23.6
Goodwill	43.5	15.0	16.8
Identified intangibles	28.3	6.2	13.2
Accounts payable	(6.0)	(0.7)	(3.3)
Accrued liabilities	(5.7)	(1.4)	(0.9)
Other current and non-current liabilities	-	(1.6)	(7.3)
Total consideration paid	$149.0	$22.6	$52.0

Motley
Schedule of proforma information of revenues and net earnings (loss)

	UNAUDITED
	YEAR ENDED
	January 31, 2019	January 31, 2018
	Pro forma	Pro forma
Revenues	$593.2	$389.9
Net earnings (loss)	19.3	(43.5)
Earnings (loss) per diluted share	0.95	(2.16)

Tecton and Red Bone
Schedule of proforma information of revenues and net earnings (loss)

	UNAUDITED
	YEAR ENDED
	January 31, 2020	January 31, 2019
	Pro forma	Pro forma
Revenues	$551.7	$566.2
Net (loss) earnings	(95.9)	19.9
(Loss) earnings per diluted share	(4.30)	0.89